SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

year ended December 31, 2017	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate[1]		Total
(millions of Canadian $)

Revenues	3,693	3,584	570	2,009	3,593	—		13,449
Intersegment revenues	—	51	—	—	—	(51)		—
	3,693	3,635	570	2,009	3,593	(51)		13,449
Income from equity investments	11	240	(9)	(3)	471	63	[2]	773
Plant operating costs and other	(1,300)	(1,340)	(42)	(623)	(550)	(51)		(3,906)
Commodity purchases resold	—	—	—	—	(2,382)	—		(2,382)
Property taxes	(260)	(181)	—	(89)	(39)	—		(569)
Depreciation and amortization	(908)	(594)	(93)	(309)	(151)	—		(2,055)
Goodwill and other asset impairment charges	—	—	—	(1,236)	(21)	—		(1,257)
Gain on assets held for sale/sold	—	—	—	—	631	—		631
Segmented earnings/(losses)	1,236	1,760	426	(251)	1,552	(39)		4,684
Interest expense								(2,069)
Allowance for funds used during construction								507
Interest income and other								184
Income before income taxes								3,306
Income tax recovery								89
Net income								3,395
Net income attributable to non-controlling interests								(238)
Net income attributable to controlling interests								3,157
Preferred share dividends								(160)
Net income attributable to common shares								2,997

Capital spending
Capital expenditures	2,106	3,712	833	341	350	41		7,383
Capital projects in development	75	—	—	71	—	—		146
Contributions to equity investments	—	118	1,121	117	325	—		1,681
	2,181	3,830	1,954	529	675	41		9,210

1
The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as revenues in the segment providing the service, as expenses in the segment receiving the service and are eliminated on consolidation within the Corporate segment. Intersegment profit is recognized when the product or service has been provided to third parties.

2
This Income from equity investments relates to foreign exchange gains on the Company's inter-affiliate loan with Sur de Texas. The peso-denominated loan to the Sur de Texas joint venture represents the Company's proportionate share of debt financing for this joint venture. Refer to Note 9, Equity investments, for further information.

year ended December 31, 2016	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate[1]	Total
(millions of Canadian $)

Revenues	3,682	2,526	378	1,755	4,206	—	12,547
Intersegment revenues	—	56	—	—	—	(56)	—
	3,682	2,582	378	1,755	4,206	(56)	12,547
Income from equity investments	12	214	(3)	(1)	292	—	514
Plant operating costs and other	(1,245)	(1,057)	(43)	(568)	(884)	(64)	(3,861)
Commodity purchases resold	—	—	—	—	(2,172)	—	(2,172)
Property taxes	(267)	(120)	—	(88)	(80)	—	(555)
Depreciation and amortization	(875)	(425)	(45)	(292)	(302)	—	(1,939)
Goodwill and other asset impairment charges	—	—	—	—	(1,388)	—	(1,388)
Loss on assets held for sale/sold	—	(4)	—	—	(829)	—	(833)
Segmented earnings/(losses)	1,307	1,190	287	806	(1,157)	(120)	2,313
Interest expense							(1,998)
Allowance for funds used during construction							419
Interest income and other							103
Income before income taxes							837
Income tax expense							(352)
Net income							485
Net income attributable to non-controlling interests							(252)
Net income attributable to controlling interests							233
Preferred share dividends							(109)
Net income attributable to common shares							124

Capital spending
Capital expenditures	1,372	1,517	944	668	473	33	5,007
Capital projects in development	153	—	—	142	—	—	295
Contributions to equity investments	—	5	198	327	235	—	765
	1,525	1,522	1,142	1,137	708	33	6,067

1
The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as revenues in the segment providing the service, as expenses in the segment receiving the service and are eliminated on consolidation within the Corporate segment. Intersegment profit is recognized when the product or service has been provided to third parties.

year ended December 31, 2015	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate[1]	Total
(millions of Canadian $)

Revenues	3,680	1,444	259	1,879	4,091	—	11,353
Intersegment revenues	—	47	—	—	—	(47)	—
	3,680	1,491	259	1,879	4,091	(47)	11,353
Income from equity investments	12	162	5	—	261	—	440
Plant operating costs and other	(1,204)	(606)	(51)	(492)	(845)	(105)	(3,303)
Commodity purchases resold	—	—	—	—	(2,237)	—	(2,237)
Property taxes	(272)	(77)	—	(79)	(89)	—	(517)
Depreciation and amortization	(849)	(248)	(44)	(283)	(341)	—	(1,765)
Asset impairment charges	—	—	—	(3,686)	(59)	—	(3,745)
Loss on assets held for sale/sold	—	(125)	—	—	—	—	(125)
Segmented earnings/(losses)	1,367	597	169	(2,661)	781	(152)	101
Interest expense							(1,370)
Allowance for funds used during construction							295
Interest income and other							(132)
Loss before income taxes							(1,106)
Income tax expense							(34)
Net loss							(1,140)
Net income attributable to non-controlling interests							(6)
Net loss attributable to controlling interests							(1,146)
Preferred share dividends							(94)
Net loss attributable to common shares							(1,240)

Capital spending
Capital expenditures	1,366	534	566	1,012	376	64	3,918
Capital projects in development	230	3	—	278	—	—	511
Contributions to equity investments	—	—	—	311	182	—	493
	1,596	537	566	1,601	558	64	4,922

1
The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as revenues in the segment providing the service, as expenses in the segment receiving the service and are eliminated on consolidation within the Corporate segment. Intersegment profit is recognized when the product or service has been provided to third parties.

at December 31	2017	2016
(millions of Canadian $)

Total Assets
Canadian Natural Gas Pipelines	16,904	15,816
U.S. Natural Gas Pipelines	35,898	34,422
Mexico Natural Gas Pipelines	5,716	5,013
Liquids Pipelines	15,438	16,896
Energy	8,503	13,169
Corporate	3,642	2,735
	86,101	88,051

Revenue from External Customers by Geographic Areas

year ended December 31	2017	2016	2015
(millions of Canadian $)

Revenues
Canada – domestic	3,618	3,697	3,930
Canada – export	1,255	1,177	1,292
United States	8,006	7,295	5,872
Mexico	570	378	259
	13,449	12,547	11,353

Schedule of Long-Lived Assets by Country

at December 31	2017	2016
(millions of Canadian $)

Plant, Property and Equipment
Canada	21,632	20,531
United States	30,693	29,414
Mexico	4,952	4,530
	57,277	54,475